Submission	Jul. 27, 2026
Submission [Line Items]
Central Index Key	0002145409
Registrant Name	GX Acquisition Corp. III/Cayman
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A